Other Financial Assets and Liabilities - Summary of Hedging Activities (Detail) - Cash flow hedges [member] - Designated As Hedging Instruments [Member] - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial assets at fair value	$ 34	$ 174
Oil Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities at fair value	(53)	(14)
HH Corpus Christi commodity Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities at fair value	(24)	(44)
TTF Corpus Christi Commodity Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets at fair value	72	181
Interest rate swap contract [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets at fair value	48	43
Foreign Exchange Forward [member]
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities at fair value	$ (9)
Financial assets at fair value		$ 8